Note 13 - Restricted Share Units (Details) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Nov. 30, 2015	May. 28, 2010
Note 13 - Restricted Share Units (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		330,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	0